Financial Instruments and Derivatives (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Selling, general and administrative expenses	(66,330)	(56,498)	(81,557)	(83,584)	(63,824)
Interest Rate Swap [Member]
Selling, general and administrative expenses	271		215	2,254	0
Description Of Types Of Hedging Instruments Used	Changes in fair value of derivatives included in administrative expenses